Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
27	SUBSEQUENT EVENTS

In January 2021, BIA agreed to release 41,563 m3 of the Phase I capacity, amounting to approximately one tenth of the total Phase I capacity, back to BPGIC. BPGIC allocated this capacity to the new customer for a three month period subject to renewal for an additional three month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 41,536 m3 to BIA.

In February 2021, BIA agreed to release further 41,563 m3 of the Phase I capacity, amounting to approximately one tenth of the total Phase I capacity, back to BPGIC. BPGIC allocated this capacity to the new customer for a two month period subject to renewal for an additional two month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 41,536 m3 to BIA.

In March 2021, BIA agreed to release further 83,126 m3 of the Phase I capacity, amounting to approximately 20% of the total Phase I capacity, back to BPGIC. BPGIC allocated this capacity to the new customer for a six month period subject to renewal for an additional three month period with the mutual agreement of the parties. Subsequent to this release of capacity, BIA does not have any capacity of phase 1, although, on expiration of these agreements, BPGIC has to return back the same capacity to BIA.

In March 2021, the Group with the mutual agreement of the customer novated an agreement entered in March with the new customer for the same quantity of 83,126 m3 of the Phase I capacity, for a five month period subject to renewal for an additional three month period with the mutual agreement of the parties.